PROVISIONS AND CONTINGENT LIABILITIES - Schedule of Maximum Credit Exposure (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Exposure	$ 10,144,301	$ 12,691,198
Provision	4,493	2,238
Stage 1
RISK MANAGEMENT
Exposure	9,926,719	12,533,868
Provision	27	22
Stage 2
RISK MANAGEMENT
Exposure	17,800	26,889
Provision	4	24
Stage 3
RISK MANAGEMENT
Exposure	199,782	130,441
Provision	4,462	2,192
Normal Risk 0% - 3.11%
RISK MANAGEMENT
Exposure	9,739,133	11,890,889
Provision	12	6
Normal Risk 0% - 3.11% | Stage 1
RISK MANAGEMENT
Exposure	9,738,866	11,885,724
Provision	12	6
Normal Risk 0% - 3.11% | Stage 2
RISK MANAGEMENT
Exposure	267	5,165
Provision	0	0
Normal Risk 0% - 3.11% | Stage 3
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Acceptable Risk 3.11% -11.15%
RISK MANAGEMENT
Exposure	192,293	635,841
Provision	17	16
Acceptable Risk 3.11% -11.15% | Stage 1
RISK MANAGEMENT
Exposure	173,730	629,867
Provision	14	15
Acceptable Risk 3.11% -11.15% | Stage 2
RISK MANAGEMENT
Exposure	10,563	5,974
Provision	1	1
Acceptable Risk 3.11% -11.15% | Stage 3
RISK MANAGEMENT
Exposure	8,000	0
Provision	2	0
Acceptable Risk 11.25% to 72.75%
RISK MANAGEMENT
Exposure	69,314	34,027
Provision	4	24
Acceptable Risk 11.25% to 72.75% | Stage 1
RISK MANAGEMENT
Exposure	14,123	18,277
Provision	1	1
Acceptable Risk 11.25% to 72.75% | Stage 2
RISK MANAGEMENT
Exposure	6,970	15,750
Provision	3	23
Acceptable Risk 11.25% to 72.75% | Stage 3
RISK MANAGEMENT
Exposure	48,221	0
Provision	0	0
Significant Risk 72.75% to 89.89%
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Significant Risk 72.75% to 89.89% | Stage 1
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Significant Risk 72.75% to 89.89% | Stage 2
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Significant Risk 72.75% to 89.89% | Stage 3
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Bad Risk 89.89% to 100%
RISK MANAGEMENT
Exposure	143,561	130,441
Provision	4,460	2,192
Bad Risk 89.89% to 100% | Stage 1
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Bad Risk 89.89% to 100% | Stage 2
RISK MANAGEMENT
Exposure	0	0
Provision	0	0
Bad Risk 89.89% to 100% | Stage 3
RISK MANAGEMENT
Exposure	143,561	130,441
Provision	$ 4,460	$ 2,192